DISCONTINUED OPERATIONS (The Operating Results From Discontinued Operations) (Details) - Qufan [Member] $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Major classes of line items constituting pre-tax profit of discontinued operations
Revenues	$ 980
Cost of revenue	(163)
Sales and marketing	(462)
General and administrative	(2,058)
Service development expenses	(530)
Other income that are not major	56
Loss from discontinued operations, before income tax	(2,177)
Income tax expense	0
Loss from discontinued operations, net of income tax	$ (2,177)